Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Feb. 21, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	HARTFORD FINANCIAL SERVICES GROUP INC/DE
Entity Central Index Key	0000874766
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		436,598,310
Entity Public Float			$ 7,600.0